COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8          -            COMMITMENTS AND CONTINGENCIES

A.
Under the research and development agreements of the Company with the IIA and pursuant to applicable laws, the Company has undertaken to pay royalties at the rate of 3.5%-5% (2015 onwards-5%) on sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to dollar deposits. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. The Company ceased its participation in royalty bearing programs in December 2014.

In August 2016, the Company entered into a royalty buyout agreement ("the Agreement”) with the IIA. As part of the Agreement the Company paid $12,875 to the IIA in September 2016. The contingent net royalty liability to the IIA at the time of the settlement was $24,340, this obligation included different annual interest rates ranging up to 5%. As a result of this payment, the Company does not except to pay in the future royalty payments on the previous funds received from the IIA.

Royalty expense amounted to $13,511 ($12,875 related to the Agreement), and $1,255 for the years 2016 and 2015, respectively.

B.	The Company rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2026. The minimum rental payments are as follows:

Year
2018	2,569
2019	2,455
2020	2,044
2021	1,706
2022	1,674
Total	$10,448

Rental expense for the facilities amounted to $2,172, $2,139 and $1,781 for the year 2017, 2016 and 2015, respectively. In connection with the Company's facilities lease agreement in Israel, the lessor has a lien of approximately $750 on certain bank deposits as of December 31, 2017. These deposits are included in long-term interest-bearing bank deposits.

C.
The Company is obligated under certain agreements with its suppliers to purchase specified items of inventory which are expected to be utilized during the years 2018-2020. As of December 31, 2017, non-cancelable purchase obligations were approximately $31,134.